JPMorgan National Municipal Income Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan National Municipal Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/JITAX; C/JITCX; I/JITIX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.